BALANCE SHEET DETAIL (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
BALANCE SHEET DETAIL
Research & Development	$ 364,025	$ 705,436
Clinical	215,159	469,473
Consulting	79,833	86,619
Employees	365,768	123,372
Legal	138,013	15,400
Other		2,450
Accrued Liabilities, Total	$ 1,162,798	$ 1,402,750